Derivative Instruments and Hedging Activities Impact of Derivative Instruments on Consolidated Statements of Income and OCI (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Gain (Loss) Recognized in Accumulated OCI (Effective Portion)	$ (28,562)	$ (32,043)
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(5,655)	435	1,846
Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(34)	(34)	(7)
Treasury Locks, Net Of Tax
Derivative Instruments, Gain (Loss) [Line Items]
Net Gain (Loss) Recognized in Accumulated OCI (Effective Portion)	(28,191)	(31,651)
Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net Gain (Loss) Recognized in Accumulated OCI (Effective Portion)	$ (371)	$ (392)